Consolidated Statements of Stockholders' Equity - USD ($)	Issued Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Unallocated ESOP	Total
Balance at Dec. 31, 2015	$ 17,915	$ 13,664,914	$ 31,305,040	$ 790,341	$ (211,710)	$ 45,566,500
Balance (in shares) at Dec. 31, 2015	1,791,513
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			3,047,909			3,047,909
Other comprehensive income				(1,966,635)		(1,966,635)
Stock repurchases	$ (48)	(127,070)				(127,118)
Stock repurchases (in shares)	(4,801)
Exercise of stock options	$ 135	201,441				201,576
Exercise of stock options (in shares)	13,532
Tax benefit of nonqualified options		10,199				10,199
Stock-based compensation expense		90,163				90,163
Common shares held by ESOP, committed to be released		69,081			39,340	108,421
Dividends on common stock, $0.40 per share and $0.40 per share in 2017 and 2016, respectively			(685,450)			(685,450)
Balance at Dec. 31, 2016	$ 18,002	13,908,728	33,667,499	(1,176,294)	(172,370)	46,245,565
Balance (in shares) at Dec. 31, 2016	1,800,244
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			2,440,820			2,440,820
Other comprehensive income				539,048		539,048
Reclassification of certain tax effects			121,494	(121,494)
Stock repurchases	$ (33)	(104,256)				(104,289)
Stock repurchases (in shares)	(3,394)
Exercise of stock options	$ 160	242,384				242,544
Exercise of stock options (in shares)	16,021
Tax benefit of nonqualified options		8,185				8,185
Stock-based compensation expense		22,232				22,232
Common shares held by ESOP, committed to be released		50,948			24,720	75,668
Dividends on common stock, $0.40 per share and $0.40 per share in 2017 and 2016, respectively			(716,863)			(716,863)
Balance at Dec. 31, 2017	$ 18,129	$ 14,128,221	$ 35,512,950	$ (758,740)	$ (147,650)	$ 48,752,910
Balance (in shares) at Dec. 31, 2017	1,812,871